Direxion Daily Technology Top 5 Bear 2X ETF Expense Example - Direxion Daily Technology Top 5 Bear 2X ETF - Direxion Daily Technology Top 5 Bear 2X ETF	Aug. 07, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	$ 313